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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9537

Colonial California Insured Municipal Fund
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/2007

Date of reporting period:	2/28/2007

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO
February 28, 2007 (Unaudited)	Colonial California Insured Municipal Fund

	Par ($)	Value ($)*
Municipal Bonds – 155.0%
EDUCATION – 9.3%
Education – 9.3%
CA Educational Facilities Authority
Pepperdine University,
Series 2005 A,
Insured: AMBAC
5.000% 12/01/35	1,000,000	1,071,690
Pooled College & University Projects,
Series 2000 B,
6.625% 06/01/20	250,000	269,455
CA University Enterprises, Inc.
Auxiliary Organization,
Series 2005 A,
Insured:FGIC
4.375% 10/01/30	1,000,000	1,001,030
CA University
Series 2005 C,
Insured: MBIA
5.000% 11/01/29	1,500,000	1,608,960
Education Total		3,951,135
EDUCATION TOTAL		3,951,135
HEALTH CARE – 2.3%
Hospitals – 2.3%
CA Statewide Communities Development Authority
Catholic Healthcare West,
Series 1999,
6.500% 07/01/20	145,000	158,065
Daughters of Charity Health,
Series 2005 A,
5.250% 07/01/30	500,000	528,305
CA Whittier Health Facility
Presbyterian Intercommunity Hospital,
Series 2002,
5.750% 06/01/31	250,000	277,597
Hospitals Total		963,967
HEALTH CARE TOTAL		963,967
HOUSING – 7.3%
Assisted Living/Senior – 4.8%
CA ABAG Finance Authority for Nonprofit Corps.
Odd Fellows Home,
Series 1999,
Insured: MBIA
6.000% 08/15/24	2,000,000	2,040,560
Assisted Living/Senior Total		2,040,560
Single-Family – 2.5%
CA Housing Finance Agency Revenue
Series 2006 E, AMT,
Insured: FGIC

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – (continued)
5.050% 02/01/26	995,000	1,036,681
CA Rural Home Mortgage Finance Authority
Series 1998 A, AMT,
Guarantor: GNMA
6.350% 12/01/29	35,000	35,723
Series 1998 B-5, AMT,
Guarantor: FNMA
6.350% 12/01/29	25,000	25,512
Single-Family Total		1,097,916
HOUSING TOTAL		3,138,476
OTHER – 13.6%
Refunded/Escrowed(a) – 11.1%
CA Infrastructure & Economic Development Bank Revenue
Series 2003 A,
Pre-refunded 07/01/26,
Insured: AMBAC
5.125% 07/01/37	1,000,000	1,157,820
CA Oakland
Harrison Foundation,
Series 1999 A,
Pre-refunded 01/01/10,
Insured: AMBAC
6.000% 01/01/29	1,000,000	1,067,290
CA Orange County Community Facilities District
Ladera Ranch,
Series 1999 1,
Pre-refunded 08/15/09,
6.700% 08/15/29	200,000	218,192
CA Pacifica
Series 1999,
Pre-refunded 11/01/09,
Insured: AMBAC
5.875% 11/01/29	1,500,000	1,607,880
CA Statewide Communities Development Authority
Certificates of Participation, Catholic West,
Series 1999,
Pre-refunded 07/01/10,
6.500% 07/01/20	355,000	390,507
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	250,000	288,235
Refunded/Escrowed Total		4,729,924
Tobacco – 2.5%
CA Golden State Tobacco
Securitization Enhanced Asset Backed,
Series 2005 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
Insured:FGIC
5.000% 06/01/35	1,000,000	1,062,450
Tobacco Total		1,062,450
OTHER TOTAL		5,792,374
RESOURCE RECOVERY – 1.2%
Disposal – 1.2%
CA Salinas Valley Solid Waste Authority
Series 2002, AMT,
Insured: AMBAC
5.125% 08/01/22	500,000	523,920
Disposal Total		523,920
RESOURCE RECOVERY TOTAL		523,920
TAX-BACKED – 80.1%
Local Appropriated – 14.7%
CA Los Angeles County Schools
Series 1999 A
Insured: AMBAC:
(b) 08/01/18	2,020,000	1,253,552
(b) 08/01/23	2,220,000	1,093,150
CA Sacramento Financing Authority
Series 2006,
Insured: AMBAC
5.250% 12/01/26	1,000,000	1,165,040
CA San Bernardino County
Medical Center Financing Project,
Series 1994,
Insured: MBIA
5.500% 08/01/17	2,500,000	2,752,550
Local Appropriated Total		6,264,292
Local General Obligations – 30.8%
CA Allan Hancock California Joint Community College District
Series 2006 A,
Insured: FSA
4.375% 08/01/31	1,000,000	1,006,500
CA Culver City School Facilities Financing Authority
Series 2005,
Insured: FSA
5.500% 08/01/25	1,000,000	1,201,500
CA Golden West Schools Financing Authority
Placentia Yorba Linda Unified,
Series 2006,
Insured: AMBAC
5.500% 08/01/23	1,000,000	1,184,630
CA Los Angeles Unified School District
Series 2007 A -1,
Insured: MBIA

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
4.500% 01/01/28	1,000,000	1,020,690
CA Newhall School District
Series 2004,
Insured: FGIC
5.000% 05/01/20	500,000	558,405
CA Pomona Unified School District
Series 2000 A,
Insured: MBIA
6.550% 08/01/29	1,000,000	1,339,220
CA Rancho Santiago Community College District
Series 2005 B,
Insured: FSA
5.125% 09/01/29	1,000,000	1,157,780
CA Rescue Unified School District
Series 2005,
Insured: MBIA
(b) 09/01/26	1,125,000	488,700
CA San Diego Unified School District
Election of 1998,
Series 2000 B,
Insured: MBIA
6.000% 07/01/19	1,000,000	1,208,480
CA Temecula Valley Unified School District
Series 2004,
Insured: FSA
5.000% 08/01/20	500,000	559,270
CA Union Elementary School District
Series 1999 A,
Insured: FGIC
(b) 09/01/18	1,630,000	1,018,294
CA Vallejo City Unified School District
Series 2002 A,
Insured: MBIA
5.900% 08/01/25	500,000	615,880
CA West Contra Costa Unified School District
Series 2001 A,
Insured: MBIA
5.700% 02/01/23	500,000	575,085
CA West Covina Unified School District
Series 2002 A,
Insured: MBIA
5.800% 02/01/21	500,000	575,675
CA Yuba City Unified School District
Series 2000,
Insured: FGIC
(b) 09/01/18	1,000,000	624,720
Local General Obligations Total		13,134,829

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Non-Property Tax – 9.4%
CA San Francisco City & County Hotel Tax Agency
Series 1994,
Insured: FSA
6.750% 07/01/25	1,000,000	1,014,640
CA San Jose Redevelopment Agency Tax Allocation
Series 2006 C,
Insured: MBIA
4.250% 08/01/30	1,000,000	986,820
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1996 Y,
5.500% 07/01/36	500,000	567,550
Series 1996 Y
Insured: FSA
5.500% 07/01/36	1,000,000	1,137,640
Series 2002 E,
Insured: FSA
5.500% 07/01/21	250,000	294,212
Special Non-Property Tax Total		4,000,862
Special Property Tax – 14.7%
CA Fontana Public Finance Authority
North Fontana Redevelopment,
Series 2005 A,
Insured: AMBAC
5.000% 10/01/29	1,000,000	1,066,080
CA Huntington Beach Community Facilities District
Series 2001-1,
6.450% 09/01/31	100,000	107,697
CA Huntington Park Public Financing Authority
Series 2004,
Insured: FSA
5.250% 09/01/19	1,000,000	1,109,230
CA Lancaster Financing Authority
Redevelopment Project No. 5 & 6,
Series 2003,
Insured: MBIA
5.250% 02/01/20	1,075,000	1,211,880
CA Long Beach Bond Finance Authority
Tax Allocation Revenue,
Series 2006 C,
Insured: AMBAC
5.500% 08/01/31	750,000	912,352
CA Oceanside Community Development Commission
Downtown Redevelopment Project,
Series 2003,
5.700% 09/01/25	500,000	540,430
CA San Jose Redevelopment Agency

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
Series 2006 D,
Insured: AMBAC
5.000% 08/01/21	1,200,000	1,308,924
Special Property Tax Total		6,256,593
State Appropriated – 3.9%
CA Public Works Board
Department of Mental Health,
Coalinga State Hospital,
Series 2004 A,
5.500% 06/01/19	500,000	555,655
Series 2006 F,
Insured: FGIC
5.250% 11/01/19	1,000,000	1,135,010
State Appropriated Total		1,690,665
State General Obligations – 6.6%
CA State
Series 2002,
Insured: AMBAC
6.000% 02/01/17	1,000,000	1,188,470
Series 2003,
5.250% 02/01/20	500,000	563,665
Series 2004,
5.000% 02/01/22	1,000,000	1,064,920
State General Obligations Total		2,817,055
TAX-BACKED TOTAL		34,164,296
TRANSPORTATION – 8.6%
Airports – 3.8%
CA Port of Oakland
Series 2002 K, AMT,
Insured: FGIC
5.750% 11/01/29	1,000,000	1,057,440
CA San Diego County Regional Airport Authority
Series 2005, AMT,
Insured: AMBAC
5.250% 07/01/20	500,000	555,345
Airports Total		1,612,785
Ports – 3.1%
CA San Diego Unified Port District Revenue
Series 2004 B,
Insured: MBIA
5.000% 09/01/29	1,250,000	1,323,725
Ports Total		1,323,725
Transportation – 1.7%
CA San Francisco Bay Area Rapid Transit Financing Authority

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Transportation – (continued)
Series 2005 A,
Insured: MBIA
5.000% 07/01/30	685,000	734,149
Transportation Total		734,149
TRANSPORTATION TOTAL		3,670,659
UTILITIES – 32.6%
Investor Owned – 7.6%
CA Pollution Control Financing Authority
Pacific Gas & Electric Co.,
Series 1996 A, AMT,
Insured MBIA
5.350% 12/01/16	1,000,000	1,071,390
San Diego Gas & Electric Co.,
Series 1991 A, AMT,
6.800% 06/01/15	500,000	592,265
Southern California Edison Co.,
Series 1999 B,
Insured: MBIA
5.450% 09/01/29	1,500,000	1,568,580
Investor Owned Total		3,232,235
Municipal Electric – 2.5%
CA Los Angeles Department of Water & Power Waterworks
Series 2004,
Insured: MBIA
5.000% 07/01/22	1,000,000	1,070,910
Municipal Electric Total		1,070,910
Water & Sewer – 22.5%
CA Culver City
Series 1999 A,
Insured: FGIC
5.700% 09/01/29	1,500,000	1,596,360
CA El Dorado Irrigation District
Series 2004 A,
Insured: FGIC
5.000% 03/01/21	1,000,000	1,064,990
CA Elsinore Valley Municipal Water District
Series 2002,
Insured: FGIC
5.375% 07/01/18	1,160,000	1,320,126
CA Los Angeles Department Water & Power Waterworks Systems
Sub-series 2006 A-2,
Insured: AMBAC
5.000% 07/01/27	1,000,000	1,078,880
CA Metropolitan Water District Waterworks Revenue
Series 2005 A,
Insured: FSA
5.000% 07/01/30	1,000,000	1,070,280

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Water & Sewer – (continued)
CA Pico Rivera Water Authority
Series 1999 A,
Insured: MBIA
5.500% 05/01/29(c)	2,000,000	2,395,400
CA Westlands Water District Revenue
Certificates of Participation,
Series 2005 A,
Insured: MBIA
5.000% 09/01/30	1,000,000	1,060,910
Water & Sewer Total		9,586,946
UTILITIES TOTAL		13,890,091
Total Municipal Bonds (cost of $61,528,416)		66,094,918
Short-Term Obligations – 1.2%
VARIABLE RATE DEMAND NOTES (d) – 1.2%
CA Adelanto Public Utility Authority
Series 2005 A,
Insured: AMBAC,
SPA: Dexia Credit Local
3.530% 11/01/34	100,000	100,000
CA Department of Water Resources
Power Supply Revenue,
Series 2005 F-1,
LOC: Lloyds TSB Bank PLC
3.500% 05/01/19	100,000	100,000
CA Economic Recovery
Series 2004 C-6,
LOC: Citibank N.A.
3.580% 07/01/23	100,000	100,000
CA Irvine Improvement Bond Act 1915
Assessment District No. 97-17,
Series 1998,
LOC: State Street Bank & Trust Co.
3.500% 09/02/23	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		500,000

Total Short-Term Obligations (cost of $500,000)		500,000

Total Investments – 156.2% (cost of $62,028,416)(e)(f)		66,594,918

Auction Preferred Shares Plus Cumulative Unpaid Distributions – (57.4%)	(24,462,054)

Other Assets & Liabilities, Net – 1.2%	512,203

Net Assets – 100.0%	42,645,067

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

(a)	The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(b)	Zero coupon bond.
(c)	A portion of this security with a market value of $58,556 is pledged as collateral for open futures contracts.
(d)

Variable rate demand note. This security is payable upon not more than one, seven or thirty business days’ notice. Put bonds and notes have a demand feature that matures within one year. The interest rate changes periodically. The interest rate shown reflects the rate as of February 28, 2007.

(e)	Cost for federal income tax purposes is $61,980,469.
(f)	Unrealized appreciation and depreciation at February 28, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$4,614,449	$ (-)	$4,614,449

At February 28, 2007, the Fund held the following open short future contracts:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	34	$3,672,155	$3,692,187	Jun-2007	$(20,032)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association

LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
SPA	Stand-by Purchase Agreement

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial California Insured Municipal Fund

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	April 26, 2007

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	April 26, 2007